Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet (Parentheticals) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Feb. 23, 2021
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	0.0001	0.0001	0.0001
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001